SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Outstanding DSUs) (Details) - DSUs - shares	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares)	313,271	301,000
Granted (in shares)	82,000	58,000
Granted for dividends declared (in shares)	7,000	4,000
Forfeited (in shares)	(17,000)	(50,000)
Number, outstanding, end of fiscal year (in shares)	385,403	313,271